Intangible Assets (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Cost
Beginning balance	$ 9,286,451	$ 319,174
Exchange agreements		8,838,411
Impairment	(8,202,900)
Effect of foreign exchange rate changes	65,623	128,866
Ending balance	1,149,174	9,286,451
Accumulated Amortization and Impairment Losses
Beginning balance	936,629	30,825
Amortization	983,463	899,516
Impairment	(1,577,654)
Effect of foreign exchange rate changes	5,678	6,288
Ending balance	348,116	936,629
Net Book Value
Beginning balance	8,349,822	288,349
Ending balance	801,058	8,349,822
BiPhasix License [Member]
Cost
Beginning balance	319,174	319,174
Ending balance		319,174
Accumulated Amortization and Impairment Losses
Beginning balance		30,825
Amortization		79,793
Ending balance		110,618
Net Book Value
Beginning balance	208,556	288,349
Ending balance		208,556
Thrudermic Non-Patented Technology [Member]
Cost
Beginning balance	830,000	0
Ending balance		830,000
Accumulated Amortization and Impairment Losses
Beginning balance		0
Net Book Value
Beginning balance	755,675	0
Ending balance		755,675
Net Book Value
Amortizations	83,000	74,325
Ending balances losses	157,325	74,325
RTIC Patents [Member]
Cost
Beginning balance	8,137,277	0
Ending balance		8,137,277
Accumulated Amortization and Impairment Losses
Beginning balance		0
Effect of foreign exchange rate changes		6,288
Ending balance		751,686
Net Book Value
Beginning balance	7,385,591	0
Ending balance		7,385,591
Net Book Value
Exchange agreements costs		8,008,411
Impairment cost	(8,202,900)
Effect of foreign exchange rate changes cost	65,623	128,866
Amortization of losses	820,290	$ 745,398
Impairment of losses	$ (1,577,654)